United States
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 09/30/2012

CHECK HERE IF AMENDMENT ( ); AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  ( ) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    Wills Financial Group, Inc.        */INVESTMENT MANAGER NAM
ADDRESS: 704 Libbie Avenue         */IN
	 Richmond, VA  23226       */IN


13F FILE NUMBER: 28-14508Z
THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:     Matt Abatecola
TITLE:    Associate Investment Counsel
PHONE:    (804)330-3100
SIGNATURE,PLACE,AND DATE OF SIGNING:

   Matt Abatecola             Richmond, VA   September 30, 2012



REPORT TYPE (CHECK ONLY ONE.):

( X)        13F HOLDINGS REPORT

(  )        13F NOTICE

(  )        13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:    49

FORM 13F INFORMATION TABLE VALUE TOTAL:    $64,356





                      	                 		         Value  SHS. OR		SHS./	PUT/	INV	OTHER	VOTING	SHARED	AUTHORITY
Name of Issuer	                 Title `	 CUSIP        X ($1000)	PRIN AM		PRIN	CALL	DISC	MGR	SOLE		NONE
				of Class

3M Company			COM		88579Y101	249	2695		SH				2695
AGL Resources                   COM		1204106		929	22721		SH				22721
Allergan Inc                    COM		18490102	671	7331		SH				7331
Amer Electric Pwr Co Inc        COM		25537101	856	19484		SH				19462		500
Apple Inc                       COM		37833100	2066	3098		SH				3083		22
Aqua America                    COM		03836W103       2906	117389		SH				117389
Arcelor Mittal Ny New           COM		03938L104       302	20900		SH				20900
AT&T                            COM		00206R102       1156	30660		SH				30660
Baytex Energy Corp              COM		73170105	498	10500		SH				10491		200
Berkshire Hathaway Cl B         CL B		84670702	4061	46047		SH				46003		500
Bhp Billiton Ltd Adr            SPON ADR	88606108	743	10842		SH				10815		400
ChevronTexaco Corp              COM		166764100	2459	21100		SH				21100
CMEGroup Inc Cl A               COM		167760107	429	7488		SH				7488
Coca Cola Company               COM		191216100	1676	44181		SH				44181
Compass Minerals Intl           COM		20451N101       357	4791		SH				4791
Dominion Resources              COM		25746U109       2334	44082		SH				44066		300
Emerson Electric                COM		291011104	1063	22039		SH				21952		1800
Enterprise Prd Prtnrs Lp        COM		293792107	694	12950		SH				12950
Exelon Corp.                    COM		30161N101       965	27139		SH				27139
Exxon Mobil Corporation         COM		30231G102       6902	75483		SH				75382		1113
General Electric Co             COM		369604103	775	34145		SH				34095		2230
Gold Miner's ETF                Gold Miner ETF	57060U100       1046	19478		SH				19478
Illinois Tool Works             COM		452308109	2875	48340		SH				48310		500
Intel Corp                      COM		458140100	732	32321		SH				32321
Ishares Gold Trust		Ishares		464285955	756	4400		SH				4400
Ishares Silver Trust            Ishares		46428Q109       597	17825		SH				17825
Johnson & Johnson               COM		478160104	2988	43365		SH				43270		1377
Kinder Morgan Energy Lp         UT LTD PAR	494550106	1889	22900		SH				22900
Kinder Morgan Mgmt Llc          COM		49455U100       301	3944		SH				3944
Lockheed Martin                 COM		539830109	321	3447		SH				3447
McDonalds Corp                  COM		580135101	408	4457		SH				4457
Microsoft                       COM		594918104	529	17795		SH				17765		993
National Bank Of Canadaf        COM		633067103	327	4339		SH				4339
Nestle S A Reg B ADR            COM		641069406	1079	17075		SH				17075
Norfolk Southern Corp           COM		655844108	1577	24793		SH				24774		300
Penna Power & Light             COM		69351T106       587	20233		SH				20097		4686
Pepsico                         COM		713448108	1168	16511		SH				16464		665
Pfizer Inc                      COM		717081103	790	31805		SH				31768		1476
Philip Morris Intl Inc          COM		718172109	486	5405		SH				5405
Proctor & Gamble Co             COM		742718109	2814	40574		SH				40534		573
Southern Company                COM		842587107	659	14314		SH				14314
Teekay Lng Partners Lp          COM		Y8564M105       777	20673		SH				20673
Total S A Adr                   SPON ADR	8915E109	1072	21400		SH				21400
Transcanada Corp                COM		89353D107       1340	29465		SH				29433		700
Union Pacific Corp              COM		907818108	510	4302		SH				4278		200
Verizon Communications          COM		92343V104       2720	59696		SH				59650		1000
Vulcan Materials Company        COM		929160109	425	9000		SH				9000
WD-40 Company                   COM	        929236107	1674	31810		SH				31773		700
Wisdomtree Yuan TRUST           COM		97717W182       1818	71650		SH				71650